UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act

File number 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

SEATTLE, WASHINGTON 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2020

Date of reporting period: July 1, 2019 – June 30, 2020

ITEM 1: PROXY VOTING RECORD

Description	Mgmt Rec.	Vote Cast	Sponsor
Issuer: Amerigas Partners, LP Special Meeting Ticker: APU CUSIP: 588229-010 Meeting Date: 8/21/2019
To approve the agreement and plan of merger, dated as of April 1, 2019 (as may be amended from time to time, the “merger agreement”), by and among UGI Corporation, Amerigas Propane Holdings, Inc., Amerigas Propane Holdings, LLC….	For	For	Mgmt
Approve adjournment of special meeting…	For	For	Mgmt
To approve the compensation arrangements disclosed in the proxy statement/prospectus…	For	For	Mgmt
Issuer: Blackrock Closed End Funds Ticker: BLK CUSIP: P26272-010 Meeting Date: 7/29/2019
Election of directors	For, all directors	For, all directors	Mgmt
Issuer: John Hancock Preferred Income Fund Ticker: HEQ CUSIP: P29771-010 Meeting Date: 1112/2019
Election of directors	For, all directors	For, all directors	Mgmt
Other business or adjournment	For	For	Mgmt
Issuer: Kraft Heinz Company, The Ticker: KHC CUSIP: P27579-010 Meeting Date: 9/12/2019
Election of directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Protein diversification	Against	Against	Shldr
Actions to reduce synthetic pesticides	Against	Against	Shldr
Issuer: Liberty Property Trust Special Meeting Ticker: LPT CUSIP: 531172-104 Meeting Date: 1/30/2020
Approve merger	For	For	Mgmt
Approve compensation	For	For	Mgmt
Approve adjournment if necessary, to solicit additional proxies	For	For	Mgmt
Issuer: Magellan Midstream Partners, L.P. Ticker: MMP CUSIP: 559080-106 Meeting Date: 2/24/2020
Election of directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Paychex, Inc. Ticker: PAYX CUSIP: 704326-107 Meeting Date: 10/17/2019
Election of directors	For, all directors	For, all directors	Mgmt
An advisory vote to approve the company’s executive compensation	For	For	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Procter & Gamble Company Ticker: PG CUSIP: 742718-109 Meeting Date: 10/8/2019
Election of directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Advisory vote to approve 2019 stock and incentive compensation plan	For	For	Mgmt
Issuer: RMR Group, The, Inc. Ticker: RMR CUSIP: 74967R-106 Meeting Date: 3/11/2020
Election of directors	For, all directors	For, all directors	Mgmt
Ratify the appointment independent auditors	For	For	Mgmt
Issuer: Schlumberger Ltd. Ticker: SLB CUSIP: P31374-020 Meeting Date: 4/1/2020
Election of directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Approval of balance sheet as of December 31, 2019…	For	For	Mgmt
The approval, by non-binding vote, of executive compensation	For	For	Mgmt
Issuer: UGI Corporation Ticker: UGI CUSIP: P29669-010 Meeting Date: 1/22/2020
Election of directors	For, all directors	For, all directors	Mgmt
Advisory vote to approve named executive officer compensation	For	For	Mgmt
Ratify the appointment of independent auditors	For	For	Mgmt
Issuer: Vornado Realty Trust Ticker: VNO CUSIP: 929042-109 Meeting Date: 5/16/2019
Approval of an amendment to the company’s declaration of trust related to the company’s qualification as a “domestically controlled qualified investment entity” within the meaning of the IRS code of 1986	For	For	Mgmt

Pursuant to the requirements of the Investment Company Act of 1940, the registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized

KAVILCO INCORPORATED

By /s/ Louis L Jones, Sr.

------------------------

Louis L Jones, Sr., President

Date: September 18, 2020